Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Relevant Exchange Rates	The relevant exchange rates are listed below:
	March 31, 2023	September 30, 2022	March 31, 2022
Period Ended RMB: USD exchange rate	6.8676	7.1135	6.3393
Period Average RMB: USD exchange rate	6.9761	6.5532	6.3694

Schedule of Estimated Useful Lives of the Assets	Property, plant, and equipment are recorded at cost less accumulated depreciation. Depreciation commences upon placing the asset in usage and is recognized on a straight-line basis over the estimated useful lives of the assets with 5% of residual value, as follows:
Useful lives
Buildings	10-32 years
Machinery and equipment	5-20 years
Transportation vehicles	3-10 years
Office equipment	3-10 years
Useful lives
Land use rights	50 years